Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net earnings		$ 60,600,000	$ 70,300,000	$ 98,900,000
Adjustments to net earnings for items not affecting cash:
Depreciation and amortization		124,700,000	135,400,000	89,100,000
Equity-settled employee SBC		25,800,000	34,100,000	33,400,000
Other charges (recoveries) (a)	[1]	2,500,000	(86,100,000)	1,400,000
Finance costs		37,700,000	49,500,000	24,400,000
Income tax expense (recovery)		29,600,000	29,500,000	(17,000,000.0)
Other		10,000,000.0	24,200,000	(7,500,000)
Changes in non-cash working capital items:
Accounts receivable		(40,700,000)	153,700,000	(155,400,000)
Inventories		(99,300,000)	97,700,000	(224,000,000.0)
Other current assets		(500,000)	16,500,000	7,600,000
Accounts payable, accrued and other current liabilities and provisions		117,000,000.0	(158,800,000)	227,000,000.0
Non-cash working capital changes		(23,500,000)	109,100,000	(144,800,000)
Net income tax paid		(27,800,000)	(21,000,000.0)	(44,800,000)
Net cash provided by operating activities		239,600,000	345,000,000.0	33,100,000
Investing activities:
Acquisitions		0	2,700,000	(467,100,000)
Purchase of computer software and property, plant and equipment		(52,800,000)	(80,500,000)	(82,200,000)
Proceeds from sale of assets		1,800,000	116,500,000	3,700,000
Net cash provided by (used in) investing activities		(51,000,000.0)	38,700,000	(545,600,000)
Financing activities:
Repayments under credit facility		0
Lease payments		(33,700,000)	(38,200,000)	(17,000,000.0)
Issuance of capital stock		0	0	400,000
Repurchase of capital stock for cancellation		(100,000)	(67,300,000)	(75,500,000)
Purchase of treasury stock for stock-based plans		(19,100,000)	(9,200,000)	(22,400,000)
Finance costs and waiver fees paid	[2]	(29,500,000)	(46,500,000)	(36,000,000.0)
Net cash provided by (used in) financing activities		(204,300,000)	(326,200,000)	419,300,000
Net increase (decrease) in cash and cash equivalents		(15,700,000)	57,500,000	(93,200,000)
Cash and cash equivalents, beginning of year		479,500,000	422,000,000.0	515,200,000
Cash and cash equivalents, end of year		463,800,000	479,500,000	422,000,000.0
Prior credit facility
Financing activities:
Borrowings under credit facility		0	0	163,000,000.0
Repayments under credit facility		0	0	(350,500,000)
New credit facility
Financing activities:
Borrowings under credit facility		0	48,000,000.0	759,000,000.0
Repayments under credit facility		$ (121,900,000)	$ (213,000,000.0)	$ (1,700,000)

[1]	Other charges (recoveries) in 2019 include a $102.0 gain on the sale of our Toronto real property.
[2]	Finance costs paid include debt issuance costs paid of $0.6 in 2020 (2019 — $2.9; 2018 — $12.9). We paid $2.0 in fees in the fourth quarter of 2019 in connection with obtaining the Waivers (defined in note 12).